Investment in a Joint Venture (Tables)	12 Months Ended
Dec. 31, 2021
Description of Accounting Policy for Investments in Joint Ventures [Abstract]
Schedule of investment in a joint venture
December 31, 2021
USD

Company’s initial investment	142,352
Group’s share of the joint venture’s loss for the year: Profit for the year	(94,210)
Investment at 31 December	48,142

Schedule of summarized statement of financial position of Vibe Music Arabia FZ-LLC
2021
USD

Current assets	55,784
Current Liabilities	(40,501)

Schedule of summarized statement of profit or loss of Vibe Music Arabia FZ-LLC
From September 7, 2021 till December 31, 2021
USD

General and administrative expenses	(188,356)
Finance cost	(64)
Total comprehensive loss for the year	(189,420)
Company’s share of loss for the year (50%)	(94,210)